Consolidated Statement of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
REVENUE
Revenue	$ 550,000	$ 0
TOTAL REVENUE	550,000	0
COST OF EQUIPMENT SOLD
Cost of equipment sold	350,000	0
TOTAL COST OF EQUIPMENT SOLD	350,000	0
GROSS PROFIT	200,000	0
GENERAL and ADMINISTRATIVE EXPENSES
Professional fees	416,989	535,488
Officers’ salaries and payroll taxes	300,732	6,000,000
Marketing fees	174,892	20,402
Travel and entertainment	22,953	33
Management fees to affiliate	0	325,000
Other general and administrative expenses	222,229	278,821
TOTAL GENERAL and ADMINISTRATIVE EXPENSES	1,137,795	7,159,744
LOSS FROM OPERATIONS	(937,795)	(7,159,744)
OTHER INCOME (EXPENSE)
Change in fair value of derivative	(1,269,266)	1,257,473
Interest expense	(830,405)	(1,690,513)
TOTAL OTHER INCOME (EXPENSE)	(2,099,671)	(433,040)
LOSS BEFORE TAXES	(3,037,466)	(7,592,784)
TAXES	0	0
NET LOSS	(3,037,466)	(7,592,784)
OTHER COMPREHENSIVE LOSS
Foreign currency translation adjustments	(42,444)	0
TOTAL OTHER COMPREHENSIVE LOSS	(42,444)	0
COMPREHENSIVE LOSS	$ (3,079,910)	$ (7,592,784)
Loss per common share - Basic and diluted	$ (0.02)	$ (0.07)
Weighted average number of common shares outstanding - Basic and diluted	136,720,652	103,498,314